Equity - Additional Information (Detail) ₱ / shares in Units, ₱ in Thousands, € in Millions															1 Months Ended	12 Months Ended
		Jan. 28, 2020	May 04, 2018 PHP (₱)	May 04, 2018 EUR (€)	Apr. 16, 2018 shares	Jan. 26, 2016 PHP (₱) shares	Jun. 08, 2015 shares	Jan. 28, 2014 PHP (₱)	Nov. 05, 2013 shares	Jan. 29, 2013 PHP (₱)	Oct. 12, 2012	Jun. 05, 2012 ₱ / shares shares	May 08, 2012 PHP (₱)	Sep. 23, 2011 PHP (₱)	Nov. 30, 2010 PHP (₱) ₱ / shares shares	Dec. 31, 2021 PHP (₱) ₱ / shares shares	Dec. 31, 2020 PHP (₱) ₱ / shares shares	Dec. 31, 2019 PHP (₱)	Dec. 31, 2017 PHP (₱)	Jan. 20, 2022 PHP (₱)	Jan. 18, 2022 PHP (₱)	Sep. 19, 2019 PHP (₱)	Jul. 18, 2017 PHP (₱)	Mar. 06, 2017 PHP (₱)	Mar. 03, 2017 PHP (₱)	Oct. 16, 2012 PHP (₱) ₱ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value of cumulative dividends annual rate | ₱ / shares																	₱ 10.00
Payments on redemption of preferred shares																₱ 7,000	₱ 2,000	₱ 11,000
Liability from redemption of preferred shares																₱ 7,842,000	7,849,000
Financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)																	168,000
Number of shares approved to buyback in share buyback program | shares																5,000,000
Percentage of ownership interest approved to buyback in share buyback program																3.00%
Number of shares buyback pursuant to share buyback Program | shares					15,000,000										2,720,000
Weighted average price per share pursuant to share buyback program | ₱ / shares															₱ 2,388
Total consideration pursuant to share buyback program			₱ 10,059,000	€ 163											₱ 6,505,000
Distributions paid																₱ 17,860,000	16,785,000	₱ 15,630,000
Consolidated unappropriated retained earnings available for dividends as at December 31, 2020																34,243,000	25,652,000
Parent Company’s unappropriated retained earnings																37,249,000	32,081,000
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments																3,006,000	6,429,000
Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes issued																						₱ 4,700,000	₱ 1,100,000	₱ 1,590,000	₱ 2,610,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement March 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction																35,000
Distributions paid																236,000	236,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement July 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction																			₱ 5,000
Distributions paid																57,000	57,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement 2019 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction																35,000
Distributions paid																281,000	281,000
Events After Reporting Period [member] | Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes redeemed																					₱ 1,100,000
Accrued expenses and other current liabilities [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares																7,842,000	7,849,000
Financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)																₱ 986,000	₱ 986,000
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Redemption and Retirement of Shares | shares																0	870
Cumulative dividends annual rate		10.00%					10.00%		10.00%							10.00%	10.00%
Number of shares authorized | shares									50,000
Number of shares issued | shares							870
Period required for redemption of shares after issuance																5 years
Series KK 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate						10.00%										10.00%
Number of shares authorized | shares						20,000
Conversion price equivalent percentage																10.00%
Par value | ₱ / shares																₱ 10.00
Period required for redemption of shares after issuance																5 years
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate																13.50%
Number of shares issued | shares																300,000,000
Initial capitalization amount																₱ 3,000,000
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate											6.50%
Number of shares authorized | shares												150,000,000				150,000,000	150,000,000
Number of shares issued | shares																150,000,000	150,000,000
Par value | ₱ / shares												₱ 1.00
Minimum capital stock percentage required to own by citizens of Philippines												60.00%
Minimum percentage of number of board of directors to be citizens of Philippines												60.00%
Minimum percentage of funds to accrue to the benefit of citizens of the Philippines, or Qualified Owners												60.00%
Initial capitalization amount																₱ 150,000	₱ 150,000
Voting Preferred Stock [Member] | Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares																										150,000,000
Par value | ₱ / shares																										₱ 1.00
Initial capitalization amount																										₱ 150,000
Voting Preferred Stock [Member] | NTT Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner																12.00%
Voting Preferred Stock [Member] | First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner																15.00%
Voting Preferred Stock [Member] | JG Summit Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner																7.00%
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized | shares												807,500,000				388,000,000	388,000,000
Number of shares issued | shares	[1]															300,000,000	300,000,000
Par value | ₱ / shares												₱ 10.00
Initial capitalization amount																₱ 360,000	₱ 360,000
Series A to FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate														10.00%
Funds set aside for redemption of shares														₱ 4,029,000
Amount of unclaimed dividends														4,143,000
Total funds for redemption of shares														₱ 8,172,000
Holding period for redemption trust fund														10 years
Series G G Ten Percent Cumulative Convertible Preferred Stock
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate													10.00%
Funds set aside for redemption of shares													₱ 236
Amount of unclaimed dividends													74
Total funds for redemption of shares													₱ 310
Holding period for redemption trust fund													10 years
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate								10.00%		10.00%
Funds set aside for redemption of shares								₱ 2		₱ 24
Amount of unclaimed dividends								1		6
Total funds for redemption of shares								₱ 3		₱ 30
Holding period for redemption trust fund								10 years		10 years
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate						10.00%
Funds set aside for redemption of shares						₱ 4
Holding period for redemption trust fund						10 years
Series A to FF Cumulative Convertible Preferred Stock [member] | Events After Reporting Period [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares																				₱ 7,839,000

[1]	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.